Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2015
Quarterly Information (Unaudited) [Abstract]
Schedule of quarterly financial statements

	March 31, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	7,532,835	-	7,532,835
Taxes and other receivables	76,894	-	76,894
Prepaid expenses	83,530	-	83,530

	7,693,259	-	7,693,259

Liabilities

Current liabilities
Accounts payable and accrued liabilities	578,893	-	578,893
Related party payables	296,059	-	296,059

	874,952	-	874,952

Loan payable to Valent	266,307	-	266,307

Stock option liability	183,499	-	183,499

Derivative liability	8,387,626	3,736,320	12,123,946

	9,712,384	3,736,320	13,448,704

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of March 31, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
30,635,009 at March 31, 2013	30,635	-	30,635

Additional paid-in capital	6,466,498	-	6,466,498

Warrants	6,441,700	(6,288,594)	153,106

Accumulated deficit	(14,979,136)	2,552,274	(12,426,862)

Accumulated other comprehensive income	21,178	-	21,178

	(2,019,125)	(3,736,320)	(5,755,445)

	7,693,259	-	7,693,259

	March 31, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	631,947	-	631,947
General and administrative	920,377	-	920,377

	1,552,324	-	1,552,324

Other (income) loss
Change in fair value of derivative liability	2,543,574	(2,552,274)	(8,700)
Issuance of shares to Valent for future royalty reduction	598,000	-	598,000
Derivative issue costs	2,713,220	-	2,713,220
Foreign exchange (gain) loss	(3,754)	-	(3,754)
Interest expense	1,955	-	1,955

	5,852,995	(2,552,274)	3,300,721

Net and comprehensive loss for the period	7,405,319	(2,552,274)	4,853,045

Basic and diluted loss per share	0.30	(0.10)	0.20

Weighted average number of shares	24,316,325	-	24,316,325

	June 30, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	6,282,992	-	6,282,992
Taxes and other receivables	16,894	-	16,894
Prepaid expenses	221,262	-	221,262
Deferred costs	-	-	-

	6,521,148	-	6,521,148

Liabilities

Current liabilities
Accounts payable and accrued liabilities	431,227	-	431,227
Related party payables	236,462	-	236,462

	667,689	-	667,689

Loan payable to Valent	268,299	-	268,299

Stock option liability	311,257	-	311,257

Derivative liability	12,986,827	5,113,500	18,100,327

	14,234,072	5,113,500	19,347,572

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of June 30, 2013	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
31,150,009 at June 30, 2013	31,150	-	31,150

Additional paid-in capital	7,585,810	-	7,585,810

Warrants	6,441,700	(6,288,594)	153,106

Accumulated deficit	(21,792,762)	1,175,094	(20,617,668)

Accumulated other comprehensive income	21,178	-	21,178

	(7,712,924)	(5,113,500)	(12,826,424)

	6,521,148	-	6,521,148

	June 30, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $
Expenses
Research and development	584,412	-	584,412
General and administrative	1,654,380	-	1,654,380

	2,238,792	-	2,238,792

Other (income) loss
Change in fair value of derivative liability	4,599,201	1,377,180	5,976,381
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	(25,179)	-	(25,179)
Interest expense	1,992	-	1,992
Interest income	(1,180)	-	(1,180)

	4,574,834	1,377,180	5,952,014

Net and comprehensive loss for the period	6,813,626	1,377,180	8,190,806

Basic and diluted loss per share	0.22	0.04	0.26

Weighted average number of shares	30,974,569	-	30,974,569

	September 30, 2013 (unaudited)
	As previously reported $	Restatement adjustments $		As restated $

Assets

Current assets
Cash and cash equivalents	5,170,812		-		5,170,812
Taxes and other receivables	11,755		-		11,755
Prepaid expenses	210,469		-		210,469

	5,393,036		-		5,393,036

Liabilities

Current liabilities
Accounts payable and accrued liabilities	210,608		-		210,608
Related party payables	217,151		-		217,151

	427,759		-		427,759

Loan payable to Valent	270,328		-		270,328

Stock option liability	208,776		-		208,776

Derivative liability	4,790,468		2,081,055		6,871,523

	5,697,331		2,081,055		7,778,386

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding as of September 30, 2013	-		-		-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
31,519,819 at September 30, 2013	31,520	-		31,520

Additional paid-in capital	8,439,437		(136,800)		8,302,637

Warrants	6,202,100		(6,048,994)		153,106

Accumulated deficit	(14,998,530)		4,104,739		(10,893,791)

Accumulated other comprehensive income	21,178		-		21,178

	(304,295)		(2,081,055)		(2,385,350)

	5,393,036		-		5,393,036

	September 30, 2013 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	560,235	-	560,235
General and administrative	741,368	-	741,368

	1,301,603	-	1,301,603

Other (income) loss
Change in fair value of derivative liability	(8,094,339)	(2,929,646)	(11,023,985)
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	(2,834)	-	(2,834)
Interest expense	2,029	-	2,029
Interest income	(691)	-	(691)

	(8,095,835)	(2,929,646)	(11,025,481)

Net and comprehensive income for the period	(6,794,232)	(2,929,646)	(9,723,878)

Basic income per share	(0.22)	(0.09)	(0.31)
Diluted income per share	(0.02)	-	(0.02)

Basic weighted average number of shares	31,430,566	-	31,430,566
Diluted weighted average number of shares	41,671,789	-	41,671,789

	December 31, 2013 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	4,136,803	-		4,136,803
Taxes and other receivables	11,062	-		11,062
Prepaid expenses	170,883	-		170,883

	4,318,748	-		4,318,748

Liabilities

Current liabilities
Accounts payable and accrued liabilities	140,457	-		140,457
Related party payables	109,030	-		109,030

	249,487	-		249,487

Loan payable to Valent	272,372	-		272,372

Stock option liability	212,561	-		212,561

Derivative liability	4,402,306	1,855,370		6,257,676

	5,136,726	1,855,370	6,992,096

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding at December 31, 2013	-	-		-

Common stock
Authorized
200,000,000 shares, $0.001 par value
31,534,819 Issued at December 31, 2013	31,535	-		31,535

Additional paid-in capital	8,791,715	(136,800)		8,654,915

Warrants	6,202,100	(6,048,994)		153,106

Accumulated deficit	(15,864,506)	4,330,424		(11,534,082)

Accumulated other comprehensive income	21,178	-		21,178

	(817,978)	(1,855,370)		(2,673,348)

	4,318,748	-		4,318,748

	December 31, 2013 (unaudited)
	As previously reported $	Restatement adjustment $		As restated $

Expenses
Research and development	566,060		-		566,060
General and administrative	636,182		-		636,182

	1,202,242		-		1,202,242

Other (income) loss
Change in fair value of derivative liability	(372,487)		(225,685)		(598,172)
Foreign exchange (gain) loss	34,797		-		34,797
Interest expense	2,044		-		2,044
Interest income	(620)		-		(620)

	(336,266)		(225,685)		(561,951)

Net and comprehensive loss for the period	865,976		(225,685)		640,291

Basic and diluted loss per share	0.03		(0.01)		0.02

Weighted average number of shares	31,523,732	-		31,523,732

 Warrants
	March 31, 2014 (unaudited)
	As previously reported $		Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents		3,474,150	-		3,474,150
Taxes and other receivables		10,419	-		10,419
Prepaid expenses		269,584	-		269,584

		3,754,153	-		3,754,153

Liabilities

Current liabilities
Accounts payable and accrued liabilities		404,413	-		404,413
Related party payables		35,798	-		35,798

		440,211	-		440,211

Loan payable to Valent		274,387	-		274,387

Stock option liability		241,863	-		241,863

Derivative liability		5,857,991	2,530,555		8,388,546

		6,814,452	2,530,555		9,345,007

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 share outstanding at March 31, 2014
		-	-		-
Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
32,082,132 at March 31, 2014		32,082	-		32,082

Additional paid-in capital		9,748,010	(136,800)		9,611,210

	6,201,544		(6,048,994)	152,550

Accumulated deficit		(19,063,113)	3,655,239		(15,407,874)

Accumulated other comprehensive income		21,178	-		21,178

		(3,060,299)	(2,530,555)		(5,590,854)

		3,754,153	-		3,754,153

	March 31, 2014 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	618,869	-	618,869
General and administrative	966,923	-	966,923

	1,585,792	-	1,585,792

Other (income) loss
Change in fair value of derivative liability	1,599,349	675,185	2,274,534
Issuance of shares to Valent for future royalty reduction	-	-	-
Derivative issuance costs	-	-	-
Foreign exchange (gain) loss	11,947	-	11,947
Interest expense	2,015	-	2,015
Interest income	(496)	-	(496)

	1,612,815	675,185	2,288,000

Net and comprehensive loss for the period	3,198,607	675,185	3,873,792

Basic and diluted loss per share	0.10	0.02	0.12

Weighted average number of shares	31,659,791	-	31,659,791

  Accumulated deficit
	September 30, 2014 (unaudited)
	As previously reported $	Restatement adjustments $		As restated $

Assets

Current assets
Cash and cash equivalents	4,315,746		-	4,315,746
Taxes and other receivables	19,340		-	19,340
Prepaid expenses	162,246		-	162,246

	4,497,332		-	4,497,332

Liabilities

Current liabilities
Accounts payable and accrued liabilities	293,989		-	293,989
Related party payables	41,674		-	41,674

	335,663		-	335,663

Loan payable to Valent	-		-	-

Stock option liability	182,065		-	182,065

Derivative liability	3,458,662		1,976,015	5,434,677

	3,976,390		1,976,015	5,952,405

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at September 30, 2014	278,530		-	278,530
1 special voting share at September 30, 2014
	-		-	-
Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
36,842,070 at September 30, 2014	36,842		-	36,842

Additional paid-in capital	13,982,362		(136,800)	13,845,562

Warrants	6,187,805		(6,048,994)	138,811

	(19,985,775)	4,209,779		(15,775,996)

Accumulated other comprehensive income	21,178		-	21,178

	520,942		(1,976,015)	(1,455,073)

	4,497,332		-	4,497,332

	September 30, 2014 (unaudited)
	As previously reported $	Restatement adjustment $		As restated $

Expenses
Research and development	671,627		-		671,627
General and administrative	445,000		-		445,000

	1,116,627		-		1,116,627

Other (income) loss
Change in fair value of derivative liability	368,594		194,375		562,969
Change in fair value of derivative liability due to change in warrant terms	(167,190)		-		(167,190)
Foreign exchange (gain) loss	2,391		-		2,391
Interest expense	2,091		-		2,091
Interest income	(152)		-		(152)

	205,734		194,375		400,109

Net and comprehensive loss for the period	1,322,361		194,375		1,516,736

Basic and diluted loss per share	0.04	-		0.04

Weighted average number of shares	36,451,014		-		36,451,014

3,560,716
	December 31, 2014 (unaudited)
	As previously reported $		Restatement adjustments $		As restated $

Assets

Current assets
Cash and cash equivalents		3,958,439		-		3,958,439
Taxes and other receivables		14,082		-		14,082
Prepaid expenses		155,857		-		155,857

		4,128,378		-		4,128,378

Liabilities

Current liabilities
Accounts payable and accrued liabilities		256,527		-		256,527
Related party payables		37,659		-		37,659

		294,186		-		294,186

Loan payable to Valent		-		-		-

Stock option liability		180,350		-		180,350

Derivative liability		1,567,291		1,518,889		3,086,180

		2,041,827		1,518,889

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at December 31, 2014		278,530		-		278,530
1 special voting share at December 31, 2014		-		-		-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
38,580,306 at December 31, 2014		38,580				38,580

Additional paid-in capital		16,625,081		(136,800)		16,488,281

Warrants		6,187,805		(6,048,994)		138,811

Accumulated deficit		(21,064,623)		4,666,905		(16,397,718)

Accumulated other comprehensive income		21,178		-		21,178

		2,086,551		(1,518,889)		567,662

	4,128,378		-		4,128,378

	December 31, 2014 (unaudited)
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	612,169	-	612,169
General and administrative	656,229	-	656,229

	1,268,398	-	1,268,398

Other (income) loss
Change in fair value of derivative liability	(435,200)	(457,126)	(892,326)
Change in fair value of derivative liability due to change in warrant terms	143,532	-	143,532
Loss on exchange of warrants	92,843	-	92,843
Foreign exchange (gain) loss	7,295	-	7,295
Interest expense	-	-	-
Interest income	(109)	-	(109)

	(191,639)	(457,126)	(648,765)

Net and comprehensive loss for the period	1,076,759	(457,126)	619,633

Basic and diluted loss per share	0.03	(0.01)	0.02

Basic weighted average number of shares	37,798,183	-	37,798,183

Accumulated deficit  (22,715,848)  4,229,323   (18,486,525)
	March 31, 2015 (unaudited)
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	3,006,598	-	3,006,598
Taxes and other receivables	49,044	-	49,044
Prepaid expenses	357,639	-	357,639

	3,413,281	-	3,413,281

Liabilities

Current liabilities
Accounts payable and accrued liabilities	486,175	-	486,175
Related party payables	43,503	-	43,503

	529,678	-	529,678

Loan payable to Valent	-	-	-

Stock option liability	179,445	-	179,445

Derivative liability	1,487,137	1,956,471	3,443,608

	2,196,260	1,956,471	4,152,731

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
Issued and outstanding
278,530 Series A shares at March 31, 2015	278,530	-	278,530
1 special voting share at March 31, 2015	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
Issued and outstanding
39,455,931 at March 31, 2015	39,456	-	39,456

Additional paid-in capital	17,455,279	(136,800)	17,318,479

Warrants	6,138,426	(6,048,994)	89,432

Accumulated other comprehensive income	21,178	-	21,178

	1,217,021	(1,956,471)	(739,450)

	3,413,281	-	3,413,281

	March 31, 2015 (unaudited)
	As previously reported $	Restatement adjustment $		As restated $

Expenses
Research and development	641,839		-		641,839
General and administrative	500,753		-		500,753

	1,142,592		-		1,142,592

Other (income) loss
Change in fair value of derivative liability	343,569		437,583		781,152
Change in fair value of derivative liability due to change in warrant terms	-		-		-
Loss on exchange of warrants	156,219		-		156,219
Foreign exchange (gain) loss	6,826	-		6,826
Interest expense	-		-		-
Interest income	(70)		-		(70)

	506,544		437,583		944,127

Net and comprehensive loss for the period	1,649,136		437,583		2,086,719

Basic and diluted loss per share	0.04		0.01		0.05

Weighted average number of shares	38,976,827		-		38,976,827